Stock Based Compensation (Details)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Stock Based Compensation [Abstract]
Dividend yield
Expected volatility	121.00%	174.00%
Risk free interest rate	1.13%	0.84%
Expected life	4 years 7 months 6 days	7 years 8 months 12 days